ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS	6 Months Ended
Jun. 30, 2016
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS
NOTE 4          -      ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS

Since the initial listing of Tower’s ordinary shares on NASDAQ in the US in 1993, the Company has utilized US GAAP reports (prior to 2007, Israeli GAAP reconciled to US GAAP) in the preparation of its financial statements.

As many of the Company’s investors and analysts are located in Israel and in Europe and are familiar with and use the International Financial Reporting Standards rules (“IFRS”), the Company is providing on a voluntary basis a reconciliation from US GAAP to IFRS as detailed below (condensed balance sheet, condensed statement of operations and additional information). IFRS differs in certain significant aspects from US GAAP, however the primary differences between US GAAP and IFRS related to the Company are accounting for goodwill, financial instruments, pension plans and termination benefits.

A.	Goodwill

Adjustment arising from goodwill of a subsidiary acquired in 2008.

The purchase consideration was paid in Tower stock. Under US GAAP, the consideration was measured according to Tower's share price at the transaction announcement date. Under IFRS, the consideration should be measured according to Tower's share price on the closing date. Accordingly, a lower purchase consideration would be measured under IFRS than the purchase consideration measured under US GAAP. Consequently, as goodwill is residual, no amount would be allocated to goodwill under IFRS.

B.	Financial instruments

Adjustments arising from allocation of proceeds from issuance of convertible debentures and warrants to liabilities and equity, and the subsequent measurement of such liabilities.

The adjustment stems primarily from a convertible debt security sold by Tower in 2010, with a conversion ratio that was determined during the third quarter of 2012 based on Tower's share price as of such date. Under ASC 815 and ASC 470-20, the related conversion feature was measured during the third quarter of 2012 based on its intrinsic value and recorded to equity, with a corresponding discount on the debt instrument. Under IAS 39, such conversion feature would be bifurcated from its host contract on the date of issuance and measured as a liability at fair value on each cut-off date until the date of determination of the related conversion ratio, on which date such conversion feature would be classified to equity.

C.	Pension plans

Adjustments arising from defined benefit pension arrangements.

Under ASC 715, prior years’ service cost, as well as actuarial gains and losses, are recorded in accumulated other comprehensive income, and amortized to the profit and loss statement over time. Under IAS 19, prior year service cost would be recorded to the profit and loss statement in the period in which the underlying change was executed, while actuarial gains and losses, at the Company's election, would be recorded directly to retained earnings with no impact on the profit and loss statement.

D.	Termination Benefits

Adjustment arising from benefits to be granted to certain of the Company’s employees upon termination.

Under IAS 19, such benefits would not be reflected in the Company's financial statements until termination occurs. Under ASC 712, such benefits are recorded in earlier periods based on probability of occurrence.

E.	Condensed Interim Consolidated Balance Sheet in Accordance with IFRS

	As of June 30, 2016
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$609,600	$--	$609,600
Property and equipment, net	625,163	--	625,163
Long term assets	58,254	(7,072)	51,182
Total assets	$1,293,017	$(7,072)	$1,285,945
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$243,191	$(137)	$243,054
Long-term liabilities	491,057	(1,270)	489,787
Total liabilities	734,248	(1,407)	732,841
TOTAL EQUITY	558,769	(5,665)	553,104
Total liabilities and shareholders' equity	$1,293,017	$(7,072)	$1,285,945

F.	Condensed Interim Consolidated Statement of Operations in Accordance with IFRS

	Six months ended June 30, 2016
	US GAAP	Adjustments	IFRS
OPERATING PROFIT	$70,992	$(257)	$70,735
Interest expenses, net	(6,355)	--	(6,355)
Other financing expense, net	(11,497)	160	(11,337)
Gain from acquisition, net	51,298	--	51,298
Other income , net	4,362	--	4,362
Profit before income tax	108,800	(97)	108,703
Income tax expense	(3,905)	--	(3,905)
NET PROFIT	104,895	(97)	104,798
Net income attributable to non controlling interest	(465)	--	(465)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$104,430	$(97)	$104,333

G.	Reconciliation of Net Profit (Loss) from US GAAP to IFRS:

	Six months ended June 30,
	2016	2015	2014
Net profit (loss) in accordance with US GAAP	$104,430	$(65,277)	$23,075
Financial Instruments	160	65,310	(2,345)
Pension plans	(265)	(600)	(757)
Termination Benefits	8	(170)	(6)
Net profit (loss) in accordance with IFRS	$104,333	$(737)	$19,967

H.	Reconciliation of Shareholders’ Equity from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2016	2015
Shareholders’ equity in accordance with US GAAP	$558,769	$385,586
Financial Instruments	(220)	(380)
Termination Benefits	1,555	1,502
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$553,104	$379,708

I.	Reconciliation of Goodwill from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2016	2015
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

J.	Reconciliation of Other Long-Term Assets from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2016	2015
Other long term assets in accordance with US GAAP	$4,586	$5,903
Financial Instruments	(72)	(450)
Other long term assets in accordance with IFRS	$4,514	$5,453

K.	Reconciliation of Short Term Debt and Current Maturities of Loans and Debentures from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2016	2015
Short term debt and current maturities of loans and debentures in accordance with US GAAP	$38,174	$33,259
Financial Instruments	(137)	(70)
Short term debt and current maturities of loans and debentures in accordance with IFRS	$38,037	$33,189

L.	Reconciliation of Long Term Debentures from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2016	2015
Long term debentures in accordance with US GAAP	$160,321	$45,481
Financial Instruments	285	--
Long term debentures in accordance with IFRS	$160,606	$45,481

M.	Reconciliation of Long Term Employee Related Liabilities from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2016	2015
Long term employee related liabilities in accordance with US GAAP	$14,029	$14,189
Termination Benefits	(1,555)	(1,502)
Long term employee related liabilities in accordance with IFRS	$12,474	$12,687